Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series X Preferred Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member]	Common Stock [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class A [Member] Next NRG Holding Corp [Member]	Common Stock [Member] Common Class B [Member] Next NRG Holding Corp [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Next NRG Holding Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Next NRG Holding Corp [Member]	AOCI Attributable to Parent [Member]	Total	Next NRG Holding Corp [Member]
Balance at Dec. 31, 2021						$ 100					$ 1,230		$ 45,735			$ 47,065
Balance, shares at Dec. 31, 2021					1,312,174	100,000
Balance at Dec. 31, 2021					$ 133					$ 39,212,782		$ (17,339,396)		$ (5,073)	$ 21,868,446
Vesting of stock based compensation					$ 2					1,309,522					$ 1,309,524
Stock based compensation - related parties, shares					18,373										28,623
Stock issued for services					$ 102,759
Stock issued for services, shares					1,707
Net loss												(17,505,765)	(13,715)		$ (17,505,765)	(13,715)
Stock based compensation- other										102,759					102,759
Stock based compensation - other, shares					1,707
Stock sold for cash (ATM) - net
Unrealized loss on debt securities														(39,517)	(39,517)
Imputed Interest – Related Party											1,732					1,732
Consideration for acquisition										50,000					50,000
Consideration for acquisition, shares					2,016
Balance at Dec. 31, 2022					$ 334		$ 150	$ 100		40,674,864	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022					1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Vesting of stock based compensation					$ 0					116,250					116,250
Stock based compensation - related parties, shares					2,604
Net loss												(2,348,771)			(2,348,771)
Stock based compensation- other										75,811					75,811
Stock based compensation - other, shares
Stock sold for cash (ATM) - net					$ 0					25,308					25,308
Stock sold for cash (ATM) - net of offering costs, shares					3,357
Cash paid for direct offering costs										(25,308)					(25,308)
Unrealized loss on debt securities														31,062	31,062
Net Income (loss)													(900)			(900)
Balance at Mar. 31, 2023					$ 335		$ 150	$ 100		40,866,925	2,812	(37,193,932)	31,120	(13,528)	3,659,799	34,182
Balance, shares at Mar. 31, 2023					1,340,231		15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 334		$ 150	$ 100		40,674,864	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022					1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance at Jun. 30, 2023					$ 345		$ 150	$ 100		41,461,764	5,280	(39,662,743)	(106,378)		1,799,365	(100,848)
Balance, shares at Jun. 30, 2023					1,514,276		15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 334		$ 150	$ 100		40,674,864	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022					1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Net loss															(7,044,320)	(366,007)
Balance at Sep. 30, 2023					$ 352		$ 150	$ 100		42,026,636	5,280	(41,889,481)	(334,887)		137,506	(329,357)
Balance, shares at Sep. 30, 2023					1,584,984		15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 334		$ 150	$ 100		40,674,864	2,812	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Balance, shares at Dec. 31, 2022					1,334,270	100,000	15,000,000	10,000,000
Balance at Dec. 31, 2022					$ 135	$ 100				40,675,063	2,962	(34,845,161)	32,020	(44,590)	5,785,447	35,082
Vesting of stock based compensation					$ 26					1,215,339					1,215,365
Stock based compensation - related parties, shares					268,986
Stock issued as debt issue costs - related party					$ 16				$ 10	919,474					919,500
Stock issued as debt issue costs - related party, shares, shares					160,000				104,000
Stock issued for services					$ 4					272,746					272,750
Stock issued for services, shares					40,000
Net loss												(10,471,889)	(596,039)		(10,471,889)	(596,039)
Stock based compensation- other										37,031					37,031
Stock based compensation - other, shares					3,357
Stock sold for cash (ATM) - net										25,308					25,308	3,700,000
Stock sold for cash (ATM) - net of offering costs, shares					3,357
Cash paid for direct offering costs										(25,308)					(25,308)
Unrealized loss on debt securities														44,590	44,590
Loss on debt extinguishment - related party										291,000					291,000
Imputed Interest – Related Party											74,559					74,559
Balance at Dec. 31, 2023					$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023					1,806,612	100,000	15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023					$ 181	$ 100			$ 10	43,410,653	77,521	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance at Mar. 31, 2023					$ 335		$ 150	$ 100		40,866,925	2,812	(37,193,932)	31,120	(13,528)	3,659,799	34,182
Balance, shares at Mar. 31, 2023					1,340,231		15,000,000	10,000,000
Vesting of stock based compensation					$ 0					334,178					334,178
Stock based compensation - related parties, shares					74,045
Stock issued as debt issue costs - related party					$ 4					255,996					256,000
Stock issued as debt issue costs - related party, shares, shares					40,000
Net loss												(2,468,811)			(2,468,811)
Stock based compensation- other										4,671					4,671
Unrealized loss on debt securities														13,528	13,528
Stock issued as debt issue costs (contingent shares) - related party					$ 6					(6)
Stock issued as debt issue costs (contingent shares) - related party, shares					60,000
Imputed Interest – Related Party											2,468					2,468
Net Income (loss)													(137,498)			(137,498)
Balance at Jun. 30, 2023					$ 345		$ 150	$ 100		41,461,764	5,280	(39,662,743)	(106,378)		1,799,365	(100,848)
Balance, shares at Jun. 30, 2023					1,514,276		15,000,000	10,000,000
Vesting of stock based compensation										38,269					38,269
Stock issued as debt issue costs - related party					$ 6					406,494					406,500
Stock issued as debt issue costs - related party, shares, shares					60,000
Stock issued for services					$ 1					119,749					119,750
Stock issued for services, shares					10,000
Net loss												(2,226,738)			(2,226,738)	(228,509)
Stock based compensation- other					$ 0					360					360
Stock based compensation - other, shares					708
Net Income (loss)													(228,509)			(228,509)
Balance at Sep. 30, 2023					$ 352		$ 150	$ 100		42,026,636	5,280	(41,889,481)	(334,887)		137,506	(329,357)
Balance, shares at Sep. 30, 2023					1,584,984		15,000,000	10,000,000
Balance at Dec. 31, 2023					$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023					1,806,612	100,000	15,000,000	10,000,000	104,000
Vesting of stock based compensation										147,334					147,334
Stock based compensation - related parties, shares
Stock issued as debt issue costs - related party					$ 9					345,884					345,893
Stock issued as debt issue costs - related party, shares, shares					76,289
Stock issued for services
Stock issued for services, shares					377
Net loss												(1,899,122)			(1,899,122)
Imputed Interest – Related Party											742					742
Stock issued for cash - related party - ($0.00001/share)											1					1
Stock issued for cash - related party, shares				1
Series A and B preferred stock											190,312					190,312
Net Income (loss)													(415,876)			(415,876)
Balance at Mar. 31, 2024					$ 190		$ 150	$ 100	$ 10	43,903,871	268,426	(47,216,172)	(979,895)		(3,312,101)	(711,219)
Balance, shares at Mar. 31, 2024				1	1,883,277		15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023					$ 181		$ 150	$ 100	$ 10	43,410,653	77,371	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Balance, shares at Dec. 31, 2023					1,806,612	100,000	15,000,000	10,000,000	104,000
Balance at Dec. 31, 2023					$ 181	$ 100			$ 10	43,410,653	77,521	(45,317,050)	(564,019)		(1,906,206)	(486,398)
Vesting of stock based compensation					$ 9
Stock based compensation - related parties, shares					88,336
Stock issued as debt issue costs - related party, shares, shares					425,978
Net loss															$ (13,339,363)	1,064,763
Stock sold for cash (ATM) - net of offering costs, shares															363,000
Balance at Sep. 30, 2024	$ 36	$ 14			$ 621		$ 150	$ 100		62,298,941	1,410,302	(58,741,247)	500,744		$ 3,558,365	1,911,296
Balance, shares at Sep. 30, 2024	363,000	140,000		1	6,208,073		15,000,000	10,000,000	242,000
Balance at Mar. 31, 2024					$ 190		$ 150	$ 100	$ 10	43,903,871	268,426	(47,216,172)	(979,895)		(3,312,101)	(711,219)
Balance, shares at Mar. 31, 2024				1	1,883,277		15,000,000	10,000,000	104,000
Vesting of stock based compensation					$ 9					103,991					104,000
Stock based compensation - related parties, shares					88,336
Stock issued as debt issue costs - related party					$ 17					1,058,317					1,058,334
Stock issued as debt issue costs - related party, shares, shares					180,289
Net loss												(3,364,732)			(3,364,732)
Stock issued in connection with loan interest expense - related party									$ 14	677,536					677,550
Stock issued in connection with loan interest expense - related party, shares									138,000
Series A and B preferred stock											570,938					570,938
Net Income (loss)													(1,104,919)			(1,104,919)
Balance at Jun. 30, 2024					$ 216		$ 150	$ 100	$ 24	45,743,715	839,364	(50,580,904)	(2,084,814)		(4,836,949)	(1,245,200)
Balance, shares at Jun. 30, 2024				1	2,151,902		15,000,000	10,000,000	242,000
Vesting of stock based compensation										17,333					17,333
Stock based compensation - related parties, shares
Stock issued as debt issue costs - related party					$ 16					616,144					616,160
Stock issued as debt issue costs - related party, shares, shares					169,400
Stock issued for services					$ 5					187,963					187,968
Stock issued for services, shares					53,400
Net loss												(8,075,509)			(8,075,509)	2,585,558
Stock issued for cash - related party		$ 14								1,399,986					1,400,000
Stock issued for cash - related party, shares		140,000
Conversion of debt - related party - preferred stock	$ 36									3,629,964					3,630,000
Conversion of debt - related party - preferred stock, shares	363,000
Conversion of debt - related party - common stock					$ 353					9,796,343					9,796,696
Conversion of debt - related party - common stock, shares					3,525,341
Reverse split true up adjustment					$ 7					(7)
Reverse split true up adjustment, shares					66,030
Issuance of previously issuable common stock - related party					$ 24				(24)
Issuance of previously issuable common stock - related party, shares					242,000
Loss on debt extinguishment – related party										907,500					907,500
Series A and B - convertible preferred stock dividends - payable in common stock												(84,834)			(84,834)
Series A and B preferred stock											570,938					570,938
Net Income (loss)													2,585,558			2,585,558
Balance at Sep. 30, 2024	$ 36	$ 14			$ 621		$ 150	$ 100		$ 62,298,941	$ 1,410,302	$ (58,741,247)	$ 500,744		$ 3,558,365	$ 1,911,296
Balance, shares at Sep. 30, 2024	363,000	140,000		1	6,208,073		15,000,000	10,000,000	242,000